Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Pension and Retiree Welfare Plans
(c) Pension and retiree welfare plans
The following tables present the reconciliation of defined benefit obligation and fair value of plan assets for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2022	2021	2022	2021
Changes in defined benefit obligation:
Opening balance	$4,560	$4,901	$584	$638
Current service cost	43	44	–	–
Past service cost - amendment	(6)	–	–	–
Interest cost	127	115	16	15
Plan participants’ contributions	–	–	3	3
Actuarial losses (gains) due to:
Experience	5	3	(13)	–
Demographic assumption changes	–	7	–	1
Economic assumption changes	(835)	(194)	(112)	(29)
Benefits paid	(299)	(303)	(40)	(42)
Impact of changes in foreign exchange rates	199	(13)	28	(2)
Defined benefit obligation, December 31	$3,794	$4,560	$466	$584

	Pension plans		Retiree welfare plans
For the years ended December 31,	2022	2021	2022	2021
Change in plan assets:
Fair value of plan assets, opening balance	$4,510	$4,595	$587	$606
Interest income	127	109	16	14
Return on plan assets (excluding interest income)	(869)	70	(91)	(1)
Employer contributions	59	61	11	11
Plan participants’ contributions	–	–	3	3
Benefits paid	(299)	(303)	(40)	(42)
Administration costs	(11)	(9)	(2)	(2)
Impact of changes in foreign exchange rates	205	(13)	39	(2)
Fair value of plan assets, December 31	$3,722	$4,510	$523	$587

Summary of Amounts Recognized in Consolidated Statements of Financial Position
(d) Amounts recognized in the Consolidated Statements of Financial Position
The following table presents the deficit (surplus) and net defined benefit liability (asset) for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
As at December 31,	2022	2021	2022	2021
Development of net defined benefit liability
Defined benefit obligation	$3,794	$4,560	$466	$584
Fair value of plan assets	3,722	4,510	523	587
Deficit (surplus)	72	50	(57)	(3)
Effect of asset limit (1)	48	37	–	–
Deficit (surplus) and net defined benefit liability (asset)	120	87	(57)	(3)
Deficit is comprised of:
Funded or partially funded plans	(441)	(600)	(168)	(154)
Unfunded plans	561	687	111	151
Deficit (surplus) and net defined benefit liability (asset)	$120	$87	$(57)	$(3)

(1)
The asset limit relates to a registered pension plan in Canada. The surplus in that plan is above the present value of economic benefits that can be derived by the Company through reductions in future contributions. For the other funded pension plans, the present value of the economic benefits available in the form of reductions in future contributions to the plans remains greater than the current surplus.

Summary of Disaggregation of Defined Benefit Obligation
(e) Disaggregation of defined benefit obligation
The following table presents components of the defined benefit obligation between active members and inactive and retired members.

	U.S. plans				Canadian plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31,	2022	2021	2022	2021	2022	2021	2022	2021
Active members	$509	$537	$11	$17	$125	$184	$–	$–
Inactive and retired members	2,006	2,371	344	416	1,154	1,468	111	151
Total	$2,515	$2,908	$355	$433	$1,279	$1,652	$111	$151

Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category
(f) Fair value measurements
The following tables present major categories of plan assets and the allocation to each category.

	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2022	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$35	1%	$22	4%	$9	1%	$–	–
Public equity securities (3)	377	15%	41	8%	233	20%	–	–
Public debt securities	1,509	58%	445	85%	898	79%	–	–
Other investments (4)	660	26%	15	3%	1	0%	–	–
Total	$2,581	100%	$523	100%	$1,141	100%	$–	–
	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2021	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$90	3%	$21	4%	$14	1%	$–	–
Public equity securities (3)	600	20%	57	10%	322	22%	–	–
Public debt securities	1,863	61%	501	85%	1,144	77%	–	–
Other investments (4)	475	16%	8	1%	2	0%	–	–
Total	$3,028	100%	$587	100%	$1,482	100%	$–	–

(1)
The U.S. pension and retiree welfare plan assets have daily quoted prices in active markets, except for the private debt, infrastructure, private equity, real estate, timber and agriculture assets. In the aggregate, the latter assets represent approximately 15% of all U.S. pension and retiree welfare plan assets as at December 31, 2022 (2021 – 7%).

(2)
All the Canadian pension plan assets have daily quoted prices in active markets, except for the group annuity contract assets that represent approximately
0.1
% of all Canadian pension plan assets as at December 31, 2022 (2021 –
0.1
%).

(3)	Equity securities include direct investments in MFC common shares of $1.2 (2021 – $1.2) in the U.S. retiree welfare plan and $nil (2021 – $nil) in Canada.
(4)
Other U.S. plan assets include investment in real estate, private debt, infrastructure, private equity, timberland and agriculture, and managed futures. Other Canadian pension plan assets include investment in the group annuity contract.

Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans
(g) Net benefit cost recognized in the Consolidated Statements of Income
The following table presents components of the net benefit cost for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2022	2021	2022	2021
Defined benefit current service cost (1)	$43	$44	$–	$–
Defined benefit administrative expenses	11	9	2	2
Past service cost-plan amendments and curtailments	(6)	–	–	–
Service cost	48	53	2	2
Interest on net defined benefit (asset) liability	2	6	–	1
Defined benefit cost	50	59	2	3
Defined contribution cost	85	90	–	–
Net benefit cost	$135	$149	$2	$3

(1)
There are no significant current service costs for the retiree welfare plans as they are closed and mostly frozen. The remeasurement gain or loss on these plans is due to the volatility of discount rates and investment returns.

Summary of Re-measurement Effects Recognized in Other Comprehensive Income
(h)
Re-measurement
effects recognized in Other Comprehensive Income
The following table presents components of the re-measurement effects recognized in Other Comprehensive Income for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2022	2021	2022	2021
Actuarial gains (losses) on defined benefit obligations due to:
Experience	$(5)	$(3)	$13	$–
Demographic assumption changes	–	(7)	–	(1)
Economic assumption changes	835	194	112	29
Return on plan assets (excluding interest income)	(869)	70	(91)	(1)
Change in effect of asset limit (excluding interest)	(10)	(37)	–	–
Total re-measurement effects	$(49)	$217	$34	$27

Summary of Key Assumptions Used by to Determine Defined Benefit Obligation and Net Benefit Cost for Defined Benefit Pension Plans and Retiree Welfare Plans
The following table presents key assumptions used by the Company to determine the defined benefit obligation and net benefit cost for the defined benefit pension plans and retiree welfare plans.

	U.S. Plans				Canadian Plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
For the years ended December 31,	2022	2021	2022	2021	2022	2021	2022	2021
To determine the defined benefit obligation at end of year (1) :
Discount rate	5.0%	2.7%	5.0%	2.7%	5.3%	3.1%	5.3%	3.2%
Initial health care cost trend rate (2)	n/a	n/a	7.8%	7.0%	n/a	n/a	5.3%	5.4%
To determine the defined benefit cost for the year (1) :
Discount rate	2.7%	2.4%	2.7%	2.4%	3.1%	2.5%	3.2%	2.6%
Initial health care cost trend rate (2)	n/a	n/a	7.0%	7.3%	n/a	n/a	5.4%	5.5%

(1)	Inflation and salary increase assumptions are not shown as they do not materially affect obligations and cost.
(2)
The health care cost trend rate used to measure the U.S. based retiree welfare obligation was 7.8% grading to 4.8% for 2035 and years thereafter (2021 – 7.0% grading to 4.5% for 2032) and to measure the net benefit cost was 7.0% grading to 4.5% for 2032 and years thereafter (2021 – 7.3% grading to 4.5% for 2032). In Canada, the rate used to measure the retiree welfare obligation was 5.3% grading to 4.8% for 2026 and years thereafter (2021 – 5.4% grading to 4.8% for 2026) and to measure the net benefit cost was 5.4% grading to 4.8% for 2026 and years thereafter (2021 – 5.5% grading to 4.8% for 2026).

Summary of Life Expectancies Underlying Values of Obligations in Defined Benefit Pension and Retiree Welfare Plans	The following table presents current life expectancies underlying the values of the obligations in the defined benefit pension and retiree welfare plans.

As at December 31, 2022	U.S.	Canada
Life expectancy (in years) for those currently age 65
Males	22.1	23.9
Females	23.6	25.7
Life expectancy (in years) at age 65 for those currently age 45
Males	23.5	24.8
Females	25.0	26.6

Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions	The following table sets out the potential impact on the obligations arising from changes in the key assumptions. The sensitivities assume all other assumptions are held constant. In actuality, inter-relationships with other assumptions may exist.

As at December 31, 2022	Pension plans	Retiree welfare plans
Discount rate:
Impact of a 1% increase	$(279)	$(39)
Impact of a 1% decrease	322	45
Health care cost trend rate:
Impact of a 1% increase	n/a	10
Impact of a 1% decrease	n/a	(9)
Mortality rates (1)
Impact of a 10% decrease	93	8

(1)
If the actuarial estimates of mortality are adjusted in the future to reflect unexpected decreases in mortality, the effect of a 10% decrease in mortality rates at each future age would be an increase in life expectancy at age
65
of 0.8 years for U.S. males and females, 0.8 years for Canadian females and 0.7 years for Canadian males, respectively.

Summary of Weighted Average Duration of the Defined Benefit Obligations
(k) Maturity profile
The following table presents weighted average duration (in years) of the defined benefit obligations.

	Pension plans		Retiree welfare plans
As at December 31,	2022	2021	2022	2021
U.S. plans	8.2	9.7	8.2	9.5
Canadian plans	10.6	12.4	11.1	13.3

Summary of Cash Payments
(l) Cash flows – contributions
The following table presents total cash payments for all employee future benefits, comprised of cash contributed by the Company to funded defined benefit pension and retiree welfare plans, cash payments directly to beneficiaries in respect of unfunded pension and retiree welfare plans, and cash contributed to defined contribution pension plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2022	2021	2022	2021
Defined benefit plans	$59	$61	$11	$11
Defined contribution plans	85	90	–	–
Total	$144	$151	$11	$11